OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Other Income Abstract
SCHEDULE OF OTHER INCOME

	Years Ended December 31,
	2025	2024	2023
Gain in bought back of shares	-	-	50,000
Sale of Christ Revealed	-	-	42,917
Property CEO Commission	-	-	37,211
Work space plans	-	-	76,604
Other income	-	40,986	-
Reversal of Impairment	-	836,521	-
	-	877,507	206,732